Acquisitions (Acquisitions, Joint-Venture Funding) (Details) (USD $)	0 Months Ended		6 Months Ended	15 Months Ended	0 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended
	Feb. 20, 2013	Feb. 21, 2013	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Apr. 03, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Apr. 03, 2012 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Mar. 31, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Mar. 31, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Dec. 31, 2012 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Feb. 20, 2013 Linn Energy, LLC [Member] Business Acquisition, Berry	Feb. 21, 2013 Linn Energy, LLC [Member] Business Acquisition, Berry	May 01, 2012 Linn Energy, LLC [Member] Business Acquisition East Texas	Mar. 30, 2012 Linn Energy, LLC [Member] Business Acquisition East Texas	Mar. 30, 2012 Linn Energy, LLC [Member] Business Acquisition, BP
Business Acquisition [Line Items]
Future funding commitment of joint venture consideration transferred			$ 69,000,000	$ 270,000,000			$ 15,000,000	$ 217,000,000	$ 201,000,000
Future funding of joint venture agreement					400,000,000	400,000,000
Number of LinnCo common shares for each Berry common share	125.00%									125.00%
Business acquisition, price per common share	$ 46.2375									$ 46.2375
Preliminary value of definitive purchase merger	4,400,000,000									4,400,000,000
Debt assumed		1,700,000,000									1,700,000,000
Joint Venture Interest Acquired					23.00%	23.00%
Total consideration transferred												$ 168,000,000	$ 168,000,000	$ 1,160,000,000